UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6872
(Registrant's telephone number, including area code)

Date of fiscal year end: September 30, 2019

Date of reporting period: March 31, 2019

Item 1. Reports to Stockholders.

Chase
Growth Fund

§

Chase Mid-Cap
Growth Fund

Semi-Annual Report
Dated March 31, 2019

Chase Investment Counsel Corporation
350 Old Ivy Way
Suite 100
Charlottesville, Virginia 22903

Adviser: 434-293-9104
Shareholder Servicing: 888-861-7556
www.chaseinv.com

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds (defined herein) or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds or your financial intermediary electronically through the Funds’ website.

You may elect to receive all future reports in paper free of charge. You can inform the Funds or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held within the fund complex and may apply to all funds held through your financial intermediary.

Chase Funds

May 3, 2019

Dear Fellow Shareholder:

We are pleased to present our combined semi-annual report for the Chase Growth Fund (NASDAQ: CHASX, CHAIX) and the Chase Mid-Cap Growth Fund (NASDAQ: CHAMX, CHIMX) (each, a “Fund”) for the six-month fiscal period ended March 31, 2019.  At the end of the first quarter 2019, over 1,600 shareholders had $71 million invested in both classes of the Chase Growth Fund, while the Chase Mid-Cap Growth Fund had assets of $22 million with over 700 shareholders in both classes.  We appreciate the trust all of you have placed in our management and we want to extend a special welcome to new shareholders since our November 1, 2018 letter.

Fund Performance Overview

As always, we are “growth at a reasonable price” investors seeking high-quality stocks which we believe are reasonably priced relative to their earnings growth rates.  Our investment process is very disciplined, combining fundamental and technical analysis both to control risk and build sound portfolios.

Returns for the six-month fiscal period ended March 31, 2019 are summarized below.

6 months ended 3/31/19
Chase Growth Fund Class N (CHASX)	-4.91%
Chase Growth Fund Institutional Class (CHAIX)	-4.90%
Russell 1000® Growth Index	-2.34%
S&P 500® Index	-1.72%
Lipper Large Cap Growth Funds Index	-1.45%

6 months ended 3/31/19
Chase Mid-Cap Growth Fund Class N (CHAMX)	+0.17%
Chase Mid-Cap Growth Fund Institutional Class (CHIMX)	+0.24%
Russell Midcap® Growth Index	+0.49%
S&P 500® Index	-1.72%
Lipper Mid-Cap Growth Funds Index	-0.80%

The most notable market events in the past six months were the substantial drop in calendar Q4 2018 and the subsequent rise in calendar Q1 2019.  Most major equity markets fell approximately 20% from the late September 2018 peak to the market’s bottom in late December 2018.  Fears of slowing earnings growth, continued interest rate hikes, trade issues with China and weak European economies were most often cited reasons for the drop.  As the new year began, many of these fears seemed to subside. Some soft economic data has now changed the general outlook on interest rates – they will be flat this year. Trade talks with China seemed to make progress and the earnings that we have seen thus far in the first quarter are not as bad as expected.  Major indices again hit new highs as April 2019 was drawing to a close.

Through the first calendar quarter of 2019, growth stocks continued to outperform value stocks with the Russell 1000® Growth Index outperforming the Russell 1000® Value Index by 4.17%.

Chase Funds

The following is a discussion of the components and drivers of the performance of each Fund, as well as how the characteristics of the underlying stocks compare with those in the Russell 1000® Growth Index and the Russell Midcap® Growth Index, respectively.

Chase Growth Fund

On March 31st, 2019, the Chase Growth Fund owned 33 stocks ranging in market capitalization from $5.9 billion (LPL Financial Holdings, Inc.) to $904.9 billion (Microsoft Corp.).

For the six-month fiscal period ended March 31, 2019, the Chase Growth Fund underperformed the Russell 1000® Growth Index and the Lipper Large Cap Growth Funds Index.  Relative performance was helped by the Fund’s underweight position in the Communication Services sector but hurt by its overweight position in the Health Care sector as well as its underweight positions in the Consumer Staples and Real Estate sectors.  Stock selection helped performance in the Health Care and Technology sectors, but detracted from performance in the Communication Services, Consumer Discretionary, Industrials, and Materials sectors.  For the six months ended March 31, 2019, the Fund’s five best performing stocks were Lennox International, Inc. +23.5%, Keysight Technologies, Inc. +21.0%, PayPal Holdings, Inc. +17.7%, Euronet Worldwide, Inc. +17.0%, and Post Holdings, Inc. +12.2%.  The Fund’s five worst performing stocks were Apple, Inc. -34.0%, Diamondback Energy, Inc. -24.5%, FedEx Corp. -22.1%, Marathon Petroleum Corp. -18.7% and Jacobs Engineering Group, Inc. -18.2%.

Bought in the third quarter of 2018, Lennox International, Inc. benefitted from underlying heating, ventilation and air-conditioning (“HVAC”) market trends and continuing price momentum.  With a strong balance sheet and the majority of its HVAC exposure being to replacement demand, the company is insulated somewhat from worries about slower global growth.  Keysight Technologies, Inc. was bought in January 2019, and the provider of test and measurement instruments has the leading position in communications, aerospace, electronics, and industrial network testing.  PayPal Holdings, Inc. has continued to benefit from the addition of new users, with average transactions per customer continuing to grow.

The Chase Growth Fund’s weakest stocks over the past six months included Apple, Inc., Diamondback Energy, Inc., and FedEx Corp.  Apple, Inc. sold off over concerns about slowing iPhone revenue growth, as well as the announcement that the company will stop breaking out unit sales for iPhone, iPad, and MAC, as this will result in less important information available for investors.  Lower crude prices, as well as negative general market conditions, hurt Diamondback Energy, Inc., while FedEx Corp. sold off over concerns about slowing global growth and a sharp slowdown in demand.

The chart below compares the characteristics of Chase Growth Fund stocks to the stocks in the Russell 1000® Growth Index.  Chase Growth Fund stocks have approximately the same five-year average annual earnings per share (“EPS”) growth rates of 20% versus 21% for the Russell 1000® Growth Index.  They are expected to have earnings growth (based on consensus earnings forecasts for their underlying companies) in 2019 of 18% versus 10%, and similar revenue growth of 8% versus 9%.  Despite the stronger earnings growth characteristics, they have sold at lower price-earnings ratios (“P/E”) than the Russell 1000® Growth Index (23.1X versus 26.3X) based on 2019 estimated earnings.  Relative to their growth rates, we believe the Fund’s stocks are reasonably priced, selling at 1.16 times their five-year historical growth rates compared to 1.28 times for the Russell 1000® Growth Index and 1.26 times their projected one-year growth rates compared to 2.67 times for the Russell 1000® Growth Index.

Chase Funds

March 31, 2019	CHASE GROWTH FUND STOCKS VS. RUSSELL 1000® GROWTH INDEX

Source:  Chase Investment Counsel Corporation.  This information is based on certain assumptions and historical data.  None of the projected information provided (including estimated EPS numbers for 2019) is a prediction of future results for the Fund or companies held in the Fund’s portfolio.

Chase Mid-Cap Growth Fund

On March 31st, 2019, the Chase Mid-Cap Growth Fund owned 34 stocks ranging in market capitalization from $1.7 billion (NMI Holdings, Inc.) to $34.3 billion (Worldpay, Inc.).

For the six-month fiscal period ended March 31, 2019, the Chase Mid-Cap Growth Fund underperformed the Russell Midcap® Growth Index and outperformed the Lipper Mid-Cap Growth Funds Index.  The Fund’s performance was hurt by its underweight positions in the Consumer Discretionary and Real Estate sectors and its overweight position in the Financials sector.  Stock selection was positive in the Consumer Discretionary, Financials, Materials, and Technology sectors, but negative in the Communication Services, Health Care, and Industrials sectors.

For the six months ended March 31, 2019, the Fund’s five best performing stocks were Kirkland Lake Gold Ltd. (“Kirkland”) +61.8%, Euronet Worldwide, Inc. +41.0%, Keysight Technologies, Inc. +30.6%, Mellanox Technologies Ltd. +27.8%, and Planet Fitness, Inc. +25.5%.  The Fund’s five worst performing stocks were XPO Logistics, Inc. -31.3%, NetApp, Inc. -26.6%, SkyWest, Inc. -26.3%, Diamondback Energy, Inc. -24.5% and Genesee & Wyoming, Inc. -23.9%.

Kirkland owns and operates gold mines in Canada and Australia.  Bought in early 2018, Kirkland has benefitted from higher grade findings and increased production in its mines.  Euronet Worldwide, Inc., which provides payment and transaction process solutions, was also purchased in 2018.  The company’s electronic financial transaction segment delivered its seventh consecutive year of double-digit growth, and the company expects it to remain strong for the coming years.  In addition, its advanced technology is helping the company to gain share in the nearly $1 trillion e-pay market.

Among the Fund’s weakest stocks over the past six months, XPO Logistics, Inc. reduced guidance given a slightly softer macroeconomic outlook and a softening freight market.  The overall macroeconomic outlook caused a sell-off in the stock.  NetApp, Inc. fell after reporting lower than expected federal sales, causing revenue to come in at the lower end of guidance and below consensus.  Finally, SkyWest, Inc. saw rising fuel costs and incentives to retain pilots weigh on its bottom-line performance, causing the stock to sell-off after reporting.

The chart below compares the characteristics of Chase Mid-Cap Growth Fund stocks to the stocks in the Russell Midcap® Growth Index.  Chase Mid-Cap Growth Fund stocks have higher five-year average annual earnings per share growth rates of 21% versus 19% for the Russell Midcap® Growth Index.  The Fund’s stocks are expected to have earnings growth (based on consensus earnings forecasts for their underlying companies) in 2019 of 20% versus 11%, and approximately the same revenue growth of 11%.  Despite the stronger earnings growth rates, the Fund’s stocks have sold

Chase Funds

at lower P/E ratios than the Russell Midcap® Growth Index (20.5X versus 29.9X) based on 2019 estimated earnings.  Relative to their growth rates, we believe the Fund’s mid-cap stocks are reasonably priced, selling at 0.96 times their five-year historical growth rates compared to 1.60 times for the Russell Midcap® Growth Index and 1.01 times their projected one-year earnings growth rates compared to 2.61 times for the Russell Midcap® Growth Index.

March 31, 2019	CHASE MID-CAP GROWTH FUND STOCKS VS. RUSSELL MIDCAP® GROWTH INDEX

Source:  Chase Investment Counsel Corporation.  This information is based on certain assumptions and historical data.  None of the projected information provided (including estimated EPS numbers for 2019) is a prediction of future results for the Fund or companies held in the Fund’s portfolio.

Market Outlook

We are about half way through first quarter 2019 earnings season. Largely because of the anniversary of the major tax law changes of 2018 and weakness in energy and financial fundamentals, earnings in this quarter were expected to be lower than earnings in Q1 2018. With roughly ½ of the S&P 500 Index now having reported their figures for the quarter, this is no longer the case. Earnings are now expected to be up slightly for the quarter. For the full year, the S&P 500 Index is now expected to earn $168.68, a 5% increase over 2018’s actual earnings per share.   As of May 2, 2019, the S&P 500 Index was selling for 17.3x estimated earnings (S&P/Capital IQ).  This is not excessive but higher than the average price/earnings ratios of the last 5, 10, 15 and 20 years (Factset).  However, the focus on earnings and earnings growth will soon shift to what might happen in 2020.  The current consensus estimate (S&P/Capital IQ) is $185.71, a 10% growth in earnings over what’s expected this year.  Using next year’s number, the S&P 500 Index is selling for a more reasonable 15.7x earnings. These P/E ratios are almost identical with what they were one year ago.

Finding companies with significant growth this year is challenging. At the end of March, we owned 33 stocks in the Chase Growth Fund and 34 stocks in the Chase Mid-Cap Growth Fund. They sell for 23.1 and 20.5 times estimated 2019 earnings, respectively, compared to 26.3 and 29.9 for their respective benchmarks. We believe these companies offer appreciation potential while maintaining what we believe to be a prudent risk profile.

Chase Funds

TOP 10 HOLDINGS

Chase Growth Fund		% of Net Assets	Chase Mid-Cap Growth Fund		% of Net Assets
1.	Visa, Inc.	4.82%	1.	EPAM Systems, Inc.	5.10%
2.	IQVIA Holdings, Inc.	4.59%	2.	SS&C Technologies Holdings, Inc.	4.41%
3.	Mastercard, Inc.	4.44%	3.	Keysight Technologies, Inc.	4.32%
4.	Zoetis, Inc.	4.25%	4.	Planet Fitness, Inc.	4.00%
5.	Amazon.com, Inc.	4.25%	5.	Mellanox Technologies Ltd.	3.85%
6.	Adobe Systems, Inc.	4.01%	6.	Euronet Worldwide, Inc.	3.80%
7.	Microsoft Corp.	3.78%	7.	Global Payments, Inc.	3.79%
8.	AutoZone, Inc.	3.77%	8.	MSCI, Inc.	3.53%
9.	Dollar General Corp.	3.44%	9.	Hill Rom Holdings, Inc.	3.36%
10.	Ericsson ADR	3.38%	10.	Lennox International, Inc.	3.27%

Peter W. Tuz, CFA, CFP®	Robert (Buck) C. Klintworth, CMT	Clay J. Sefter
President	Portfolio Manager	Assistant Portfolio Manager

Must be preceded or accompanied by a prospectus.

Past performance does not guarantee future results.

Mutual fund investing involves risk.  Principal loss is possible.  The Chase Mid-Cap Growth Fund invests in mid-cap companies, which involve additional risks such as limited liquidity and greater volatility.  The Chase Funds may invest in foreign securities traded on U.S. exchanges, which involve greater volatility and political, economic and currency risks and differences in accounting methods.  Growth stocks are typically more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales.

The opinions expressed above are those of the investment adviser, are subject to change, should not be considered investment advice or a recommendation to buy or sell any security, and any forecasts or projections made cannot be guaranteed.

The Russell 1000® Growth Index contains those securities in the Russell 1000® Index with a greater-than-average growth orientation.  Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields and higher forecasted growth rates.

The Russell Midcap® Growth Index is a market capitalization-weighted index that measures the performance of those Russell mid-cap companies with higher price-to-book ratios and higher forecasted growth values.  The stocks are also members of the Russell 1000® Growth Index.

The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price/book ratios and lower forecasted growth values.

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

The Lipper Large Cap Growth Funds Index is comprised of funds that invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) of greater than 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index.

The Lipper Mid-Cap Growth Funds Index measures the performance of funds in the midcap growth category as tracked by Lipper, Inc.

You cannot invest directly in an index.

Please note the Chase Funds do not have any sales charges but management fees and other expenses still apply.  Please refer to the prospectus for further details.

Chase Funds

For the Chase Growth Fund, the gross expense ratio represents the percentage paid by investors (Expense ratios: Class N shares gross 1.26% and for Institutional Class shares gross 1.11%). For the Chase Mid-Cap Fund, the net expense ratio represents the percentage paid by investors (Expense ratios: Class N shares gross 1.95%, net 1.34%; and for Institutional Class shares gross 1.80%, net 1.19%). The adviser has contractually agreed to waive fees through 1/27/20.  Fee waivers are in effect for the Chase Growth Fund (expense cap is 1.30% for Class N shares and 1.15% for Institutional Class shares) and Chase Mid-Cap Growth Fund (expense cap is 1.33% for Class N shares and 1.18% for Institutional Class shares).  In the absence of fee waivers, total return would be reduced.

Fund holdings and sector weightings are subject to change and are not a recommendation to buy or sell any security. Please refer to the schedule of investments for more information.

Market capitalization (cap) is the market price of an entire company, calculated by multiplying the number of shares outstanding by the price per share.

Earnings growth is the annual rate of growth of earnings from investments.

Earnings growth and revenue growth for a fund holding does not guarantee a corresponding increase in the market price of the holding or the Funds.

Earnings per share (“EPS”) are calculated by taking the total earnings divided by the number of shares outstanding.

The price earnings ratio (“P/E”) is the price of a stock divided by its earnings per share.

The Chase Funds are distributed by Quasar Distributors, LLC.

Chase Funds

SECTOR ALLOCATION OF PORTFOLIO ASSETS at March 31, 2019 (Unaudited)

Chase Growth Fund

Chase Mid-Cap Growth Fund

Percentages represent market value as a percentage of total investments.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Chase Funds

EXPENSE EXAMPLE at March 31, 2019 (Unaudited)

As a shareholder of a fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (10/1/18 - 3/31/19).

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. Actual net expenses are limited per the operating expenses limitation agreement to 1.30% and 1.15% for the Chase Growth Fund Class N and Institutional Class, respectively, and to 1.33% and 1.18% for the Chase Mid-Cap Growth Fund Class N and Institutional Class, respectively.  Although the Funds charge no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. The Example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account	Ending Account	Expenses Paid During
	Value 10/1/18	Value 3/31/19	Period 10/1/18 – 3/31/19*
Chase Growth Fund (Class N)
Actual	$1,000.00	$ 950.90	$6.18
Hypothetical (5% return before expenses)	$1,000.00	$1,018.60	$6.39

*
Expenses are equal to the Fund’s annualized expense ratio of 1.27% for the period, multiplied by the average account value over the period, multiplied by 182 (days in most recent fiscal half-year) / 365 days to reflect the one-half year expense.

	Beginning Account	Ending Account	Expenses Paid During
	Value 10/1/18	Value 3/31/19	Period 10/1/18 – 3/31/19*
Chase Growth Fund (Institutional Class)
Actual	$1,000.00	$ 951.00	$5.59
Hypothetical (5% return before expenses)	$1,000.00	$1,019.20	$5.79

*
Expenses are equal to the Fund’s annualized expense ratio of 1.15% for the period, multiplied by the average account value over the period, multiplied by 182 (days in most recent fiscal half-year) / 365 days to reflect the one-half year expense.

Chase Funds

EXPENSE EXAMPLE at March 31, 2019 (Unaudited), Continued

	Beginning Account	Ending Account	Expenses Paid During
	Value 10/1/18	Value 3/31/19	Period 10/1/18 – 3/31/19*
Chase Mid-Cap Growth Fund (Class N)
Actual	$1,000.00	$1,001.70	$6.64
Hypothetical (5% return before expenses)	$1,000.00	$1,018.30	$6.69

*
Expenses are equal to the Fund’s annualized expense ratio of 1.33% for the period, multiplied by the average account value over the period, multiplied by 182 (days in most recent fiscal half-year) / 365 days to reflect the one-half year expense.

	Beginning Account	Ending Account	Expenses Paid During
	Value 10/1/18	Value 3/31/19	Period 10/1/18 – 3/31/19*
Chase Mid-Cap Growth Fund (Institutional Class)
Actual	$1,000.00	$1,002.40	$5.89
Hypothetical (5% return before expenses)	$1,000.00	$1,019.05	$5.94

*
Expenses are equal to the Fund’s annualized expense ratio of 1.18% for the period, multiplied by the average account value over the period, multiplied by 182 (days in most recent fiscal half-year) / 365 days to reflect the one-half year expense.

Chase Growth Fund

SCHEDULE OF INVESTMENTS at March 31, 2019 (Unaudited)

Shares	COMMON STOCKS: 97.0%	Value
	Aerospace/Aircraft: 1.8%
3,310	Boeing Co.	$1,262,500

	Auto/Auto Parts: 3.8%
2,610	AutoZone, Inc.*	2,672,953

	Brokerage: 1.4%
14,060	LPL Financial Holdings, Inc.	979,279

	Computer – Networking: 2.6%
34,420	Cisco Systems, Inc.	1,858,336

	Computer Software: 10.8%
10,650	Adobe Systems, Inc.*	2,838,118
22,705	Microsoft Corp.	2,677,828
33,790	SS&C Technologies Holdings, Inc.	2,152,085
		7,668,031
	Conglomerates: 2.7%
12,210	Honeywell International, Inc.	1,940,413

	Drugs – Proprietary: 7.3%
25,695	Merck & Co., Inc.	2,137,053
29,910	Zoetis, Inc.	3,011,040
		5,148,093
	Electrical Equipment: 3.1%
8,265	Lennox International, Inc.	2,185,266

	Electrical Instruments: 4.0%
14,326	Keysight Technologies, Inc.*	1,249,227
5,710	Thermo Fisher Scientific, Inc.	1,562,941
		2,812,168
	Finance/Information Services: 19.8%
16,077	Euronet Worldwide, Inc.*	2,292,420
25,580	Fiserv, Inc.*	2,258,202
13,350	MasterCard, Inc. – Class A	3,143,258
19,310	PayPal Holdings, Inc.*	2,005,150
21,865	Visa, Inc. – Class A	3,415,094
8,255	Worldpay, Inc. – Class A*	936,943
		14,051,067

The accompanying notes are an integral part of these financial statements.

Chase Growth Fund

SCHEDULE OF INVESTMENTS at March 31, 2019 (Unaudited), Continued

Shares		Value
	Food: 3.1%
20,080	Post Holdings, Inc.*	$2,196,752

	Health Care Benefits: 4.3%
6,361	Anthem, Inc.	1,825,480
4,876	UnitedHealth Group, Inc.	1,205,640
		3,031,120
	Health Care Services: 4.6%
22,605	IQVIA Holdings, Inc.*	3,251,729

	Internet Retail: 4.2%
1,690	Amazon.com, Inc.*	3,009,467

	Medical Products: 2.0%
4,650	Teleflex Inc.	1,405,044

	Metals: 1.5%
27,285	Southern Copper Corp.	1,082,669

	Railroad: 2.3%
21,730	CSX Corp.	1,625,839

	Restaurants: 2.5%
17,745	Yum! Brands, Inc.	1,771,128

	Retail – Apparel: 3.1%
35,750	Foot Locker, Inc.	2,166,450

	Retail – Discount: 3.4%
20,400	Dollar General Corp.	2,433,720

	Telecommunication Equipment: 3.4%
260,720	Telefonaktiebolaget LM Ericsson – ADR	2,393,410

	Utilities – Electric/Gas: 2.4%
95,740	AES Corp.	1,730,979

	Wireless Telecommunication: 2.9%
30,095	T-Mobile US, Inc.*	2,079,565
	Total Common Stocks (Cost $51,338,158)	68,755,978

The accompanying notes are an integral part of these financial statements.

Chase Growth Fund

SCHEDULE OF INVESTMENTS at March 31, 2019 (Unaudited), Continued

Shares	SHORT-TERM INVESTMENTS: 3.1%	Value
2,181,405	Invesco STIT Treasury Portfolio – Institutional Class, 2.33%#	$2,181,405
	Total Short-Term Investments (Cost $2,181,405)	2,181,405
	Total Investments in Securities (Cost $53,519,563): 100.1%	70,937,383
	Liabilities in Excess of Other Assets: (0.1)%	(92,631)
	Net Assets: 100.0%	$70,844,752

ADR – American Depository Receipt
*	Non-income producing security.
#	Rate shown is the 7-day annualized yield as of March 31, 2019.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Chase Mid-Cap Growth Fund

SCHEDULE OF INVESTMENTS at March 31, 2019 (Unaudited)

Shares	COMMON STOCKS: 96.6%	Value
	Apparel: 2.9%
17,380	Gildan Activewear Inc.+	$625,159

	Asset Management: 2.7%
19,870	Federated Investors, Inc. – Class B	582,390

	Auto/Auto Parts: 2.7%
580	AutoZone, Inc.*	593,990

	Brokerage: 1.5%
4,650	LPL Financial Holdings, Inc.	323,872

	Building Products: 2.8%
7,690	Armstrong World Industries, Inc.	610,740

	Business Services: 3.5%
3,839	MSCI, Inc.	763,347

	Computer Software: 9.5%
6,525	EPAM Systems, Inc.*	1,103,573
14,999	SS&C Technologies Holdings, Inc.	955,287
		2,058,860
	Contract Manufacturing: 2.6%
10,771	Fabrinet*+	563,970

	Electrical Equipment: 3.3%
2,675	Lennox International, Inc.	707,270

	Electrical Instruments: 4.3%
10,715	Keysight Technologies, Inc.*	934,348

	Electronics: 1.9%
9,500	Avnet, Inc.	412,015

	Engineering & Construction: 2.7%
12,400	MasTec, Inc.*	596,440

	Finance/Information Services: 9.4%
5,765	Euronet Worldwide, Inc.*	822,031
6,013	Global Payments, Inc.	820,895
3,385	Worldpay, Inc. – Class A*	384,198
		2,027,124
	Financial Services – Mortgage Related: 2.2%
18,500	NMI Holdings, Inc. – Class A*	478,595

The accompanying notes are an integral part of these financial statements.

Chase Mid-Cap Growth Fund

SCHEDULE OF INVESTMENTS at March 31, 2019 (Unaudited), Continued

Shares		Value
	Food: 3.1%
6,185	Post Holdings, Inc.*	$676,639

	Footwear: 2.5%
3,630	Deckers Outdoor Corp.*	533,574

	Health Care Services: 4.8%
4,270	LHC Group, Inc.*	473,372
5,125	PRA Health Sciences, Inc.*	565,236
		1,038,608
	Insurance – Property/Casualty/Title: 2.7%
9,115	Selective Insurance Group, Inc.	576,797

	Leisure Time: 4.0%
12,604	Planet Fitness, Inc. – Class A*	866,147

	Medical Products: 5.3%
8,950	Merit Medical Systems, Inc.*	553,378
1,950	Teleflex Inc.	589,212
		1,142,590
	Medical Systems/Equipment: 3.4%
6,879	Hill Rom Holdings, Inc.	728,211

	Metals – Precious: 2.5%
18,030	Kirkland Lake Gold Ltd.+	548,292

	Personal Care: 1.6%
991	Ulta Beauty, Inc.*	345,591

	Restaurants: 1.9%
3,350	Darden Restaurants, Inc.	406,924

	Retail – Apparel: 1.9%
6,860	Foot Locker, Inc.	415,716

	Retail – Discount: 1.9%
4,771	Ollie’s Bargain Outlet Holdings, Inc.*	407,109

	Semiconductors: 3.8%
7,045	Mellanox Technologies Ltd.*+	833,846

	Telecommunication Equipment: 2.0%
11,405	Ciena Corp.*	425,863

The accompanying notes are an integral part of these financial statements.

Chase Mid-Cap Growth Fund

SCHEDULE OF INVESTMENTS at March 31, 2019 (Unaudited), Continued

Shares		Value
	Utilities – Electric/Gas: 3.2%
37,850	AES Corp.	$684,328
	Total Common Stocks (Cost $16,114,511)	20,908,355

	SHORT-TERM INVESTMENTS: 3.5%
754,810	Invesco STIT Treasury Portfolio – Institutional Class, 2.33%#	754,810
	Total Short-Term Investments (Cost $754,810)	754,810
	Total Investments in Securities (Cost $16,869,321): 100.1%	21,663,165
	Liabilities in Excess of Other Assets: (0.1)%	(13,953)
	Net Assets: 100.0%	$21,649,212

*	Non-income producing security.
+	U.S. traded security of a foreign issuer.
#	Rate shown is the 7-day annualized yield as of March 31, 2019.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Chase Funds

(This Page Intentionally Left Blank.)

Chase Funds

STATEMENTS OF ASSETS AND LIABILITIES at March 31, 2019 (Unaudited)

	Chase	Chase Mid-Cap
	Growth Fund	Growth Fund
ASSETS
Investments in securities, at value
(identified cost $53,519,563 and $16,869,321, respectively)	$70,937,383	$21,663,165
Receivables
Fund shares issued	77	3,379
Dividends and interest	44,724	3,495
Dividend tax reclaim	4,271	54
Prepaid expenses	19,690	21,357
Total assets	71,006,145	21,691,450

LIABILITIES
Payables
Due to Adviser	44,485	85
Fund shares redeemed	67,123	2,000
Audit fees	10,960	10,961
Shareholder servicing fees	3,514	1,497
Administration and fund accounting fees	15,275	15,290
Transfer agent fees and expenses	8,272	8,169
Custody fees	2,921	595
Legal fees	—	77
Chief Compliance Officer fee	1,765	1,765
Printing and mailing expense	7,078	1,799
Total liabilities	161,393	42,238
NET ASSETS	$70,844,752	$21,649,212

The accompanying notes are an integral part of these financial statements.

Chase Funds

STATEMENTS OF ASSETS AND LIABILITIES at March 31, 2019 (Unaudited), Continued

	Chase	Chase Mid-Cap
	Growth Fund	Growth Fund
CALCULATION OF NET ASSET VALUE PER SHARE
Class N Shares
Net assets applicable to shares outstanding	$34,807,532	$11,695,826
Shares issued and outstanding [unlimited number of shares
(par value $0.01) authorized]	2,804,803	303,877
Net asset value, offering and redemption price per share	$12.41	$38.49
Institutional Class Shares
Net assets applicable to shares outstanding	$36,037,220	$9,953,386
Shares issued and outstanding [unlimited number of shares
(par value $0.01) authorized]	2,769,958	252,677
Net asset value, offering and redemption price per share	$13.01	$39.39

COMPONENTS OF NET ASSETS
Paid-in capital	$49,286,233	$17,792,383
Total distributable earnings	21,558,519	3,856,829
Net assets	$70,844,752	$21,649,212

The accompanying notes are an integral part of these financial statements.

Chase Funds

STATEMENTS OF OPERATIONS For the Six Months Ended March 31, 2019 (Unaudited)

	Chase	Chase Mid-Cap
	Growth Fund	Growth Fund
INVESTMENT INCOME
Income
Dividends (net of foreign tax withheld
of $4,271 and $385, respectively)	$255,720	$43,079
Interest	27,743	9,324
Total income	283,463	52,403

Expenses
Advisory fees (Note 4)	261,270	78,367
Administration and fund accounting fees (Note 4)	46,334	46,481
Transfer agent fees and expenses (Note 4)	30,009	25,298
Shareholder servicing fees – Class N Shares (Note 5)	20,840	8,732
Registration fees	16,584	15,308
Audit fees	10,974	10,973
Custody fees (Note 4)	8,075	3,428
Trustees fees and expenses	7,338	7,145
Printing and mailing expense	5,590	2,237
Legal fees	4,961	4,820
Chief Compliance Officer fee (Note 4)	4,911	4,911
Miscellaneous	3,610	3,287
Insurance expense	1,157	642
Total expenses	421,653	211,629
Less: fees waived and expenses reimbursed by Adviser (Note 4)	(357)	(79,600)
Net expenses	421,296	132,029
Net investment loss	(137,833)	(79,626)

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain/(loss) from investments	4,876,680	(31,272)
Net change in unrealized appreciation on investments	(8,920,722)	(20,847)
Net realized and unrealized loss on investments	(4,044,042)	(52,119)
Net Decrease in Net Assets Resulting from Operations	$(4,181,875)	$(131,745)

The accompanying notes are an integral part of these financial statements.

Chase Funds

(This Page Intentionally Left Blank.)

Chase Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2019	Year Ended
	(Unaudited)	Sept. 30, 2018
NET INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment loss	$(137,833)	$(271,781)
Net realized gain from investments	4,876,680	8,112,121
Net change in unrealized
appreciation/(depreciation) on investments	(8,920,722)	6,609,864
Net increase/(decrease) in
net assets resulting from operations	(4,181,875)	14,450,204

DISTRIBUTIONS TO SHAREHOLDERS
Class N Shares	(3,817,829)	(4,736,737)
Institutional Class Shares	(3,611,915)	(3,469,870)
Total distributions to shareholders	(7,429,744)	(8,206,607)

CAPITAL SHARE TRANSACTIONS
Net increase/(decrease) in net assets derived
from net change in outstanding shares (a)	3,065,822	(4,993,207)
Total increase/(decrease) in net assets	(8,545,797)	1,250,390

NET ASSETS
Beginning of period	79,390,549	78,140,159
End of period	$70,844,752	$79,390,549

The accompanying notes are an integral part of these financial statements.

Chase Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS, Continued

(a) A summary of share transactions is as follows:

Class N Shares
	Six Months Ended
	March 31, 2019		Year Ended
	(Unaudited)		Sept. 30, 2018
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	17,859	$216,439	123,704	$1,697,150
Shares issued on reinvestments
of distributions	314,569	3,614,398	355,679	4,531,349
Shares redeemed*	(288,162)	(3,442,682)	(932,780)	(12,781,644)
Net increase/(decrease)	44,266	$388,155	(453,397)	$(6,553,145)
* Net of redemption fees of		$87		$730

Institutional Class Shares
	Six Months Ended
	March 31, 2019		Year Ended
	(Unaudited)		Sept. 30, 2018
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	67,331	$865,892	436,594	$6,020,829
Shares issued on reinvestments
of distributions	276,192	3,325,352	241,927	3,210,376
Shares redeemed*	(118,987)	(1,513,577)	(545,548)	(7,671,267)
Net increase	224,536	$2,677,667	132,973	$1,559,938
* Net of redemption fees of		$786		$—

The accompanying notes are an integral part of these financial statements.

Chase Mid-Cap Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2019	Year Ended
	(Unaudited)	Sept. 30, 2018
NET INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment loss	$(79,626)	$(119,069)
Net realized gain/(loss) from:
Investments	(31,272)	2,832,420
Redemption in-kind	—	364,961
Net change in unrealized
appreciation/(depreciation) on investments	(20,847)	881,327
Net increase/(decrease) in
net assets resulting from operations	(131,745)	3,959,639

DISTRIBUTIONS TO SHAREHOLDERS
Class N Shares	(1,056,730)	(1,582,539)
Institutional Class Shares	(804,957)	(1,127,350)
Total distributions to shareholders	(1,861,687)	(2,709,889)

CAPITAL SHARE TRANSACTIONS
Net increase/(decrease) in net assets derived
from net change in outstanding shares (a)	132,884	(1,999,258)
Total decrease in net assets	(1,860,548)	(749,508)

NET ASSETS
Beginning of period	23,509,760	24,259,268
End of period	$21,649,212	$23,509,760

The accompanying notes are an integral part of these financial statements.

Chase Mid-Cap Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS, Continued

(a) A summary of share transactions is as follows:

Class N Shares
	Six Months Ended
	March 31, 2019		Year Ended
	(Unaudited)		Sept. 30, 2018
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	10,305	$358,709	23,313	$954,193
Shares issued on reinvestments
of distributions	28,395	958,330	38,540	1,477,623
Shares redeemed*	(50,643)	(1,799,166)	(60,192)	(2,477,849)
Net increase/(decrease)	(11,943)	$(482,127)	1,661	$(46,033)
* Net of redemption fees of		$20		$389

Institutional Class Shares
	Six Months Ended
	March 31, 2019		Year Ended
	(Unaudited)		Sept. 30, 2018
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	7,582	$293,845	57,949	$2,345,548
Shares issued on reinvestments
of distributions	20,896	721,540	25,144	982,649
Shares redeemed in connection
with redemption in-kind	—	—	(57,639)	(2,439,137)
Shares redeemed	(10,385)	(400,374)	(68,992)	(2,842,285)
Net increase/(decrease)	18,093	$615,011	(43,538)	$(1,953,225)

The accompanying notes are an integral part of these financial statements.

Chase Growth Fund

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

Class N Shares
	Six Months
	Ended		Year Ended September 30,
	March 31, 2019
	(Unaudited)		2018	2017	2016	2015	2014
Net asset value, beginning of period	$14.66		$13.67	$12.63	$12.74	$14.76	$15.77
Income from investment operations:
Net investment loss(1)	(0.03)		(0.05)	(0.03)	(0.01)	(0.03)	(0.07)
Net realized and unrealized
gain/(loss) on investments
and written options	(0.80)		2.57	2.12	1.16	0.52	3.00
Total from investment operations	(0.83)		2.52	2.09	1.15	0.49	2.93
Less distributions:
From net realized
gain on investments	(1.42)		(1.53)	(1.05)	(1.26)	(2.51)	(3.94)
Total distributions	(1.42)		(1.53)	(1.05)	(1.26)	(2.51)	(3.94)
Paid-in capital from
redemption fees(1)(2)	0.00		0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$12.41		$14.66	$13.67	$12.63	$12.74	$14.76

Total return	-4.91	%(3)	20.10%	18.02%	9.15%	3.70%	21.66%

Ratios/supplemental data:
Net assets, end of period (thousands)	$34,808		$40,480	$43,936	$47,601	$58,061	$70,734
Ratio of expenses to
average net assets	1.27	%(4)	1.19%	1.26%	1.27%	1.29%	1.33%
Ratio of net investment loss
to average net assets	(0.46	%)(4)	(0.39%)	(0.23%)	(0.07%)	(0.22%)	(0.46%)
Portfolio turnover rate	62.54	%(3)	62.10%	82.53%	45.80%	40.05%	78.37%

(1)  Based on average shares outstanding.
(2)  Amount is less than $0.01.
(3)  Not annualized.
(4)  Annualized.

The accompanying notes are an integral part of these financial statements.

Chase Growth Fund

FINANCIAL HIGHLIGHTS, Continued

For a share outstanding throughout each period

Institutional Class Shares
	Six Months
	Ended		Year Ended September 30,
	March 31, 2019
	(Unaudited)		2018	2017	2016		2015	2014
Net asset value, beginning of period	$15.29		$14.18	$13.05	$13.10		$15.06	$15.99
Income from investment operations:
Net investment income/(loss)(1)	(0.02)		(0.04)	(0.01)	0.02		0.00 (2)	(0.03)
Net realized and unrealized
gain/(loss) on investments
and written options	(0.84)		2.68	2.19	1.19		0.55	3.04
Total from investment operations	(0.86)		2.64	2.18	1.21		0.55	3.01
Less distributions:
From net realized
gain on investments	(1.42)		(1.53)	(1.05)	(1.26)		(2.51)	(3.94)
Total distributions	(1.42)		(1.53)	(1.05)	(1.26)		(2.51)	(3.94)
Paid-in capital from
redemption fees	0.00	(1)(2)	—	—	0.00	(1)(2)	—	0.00	(1)(2)
Net asset value, end of period	$13.01		$15.29	$14.18	$13.05		$13.10	$15.06

Total return	-4.90	%(3)	20.24%	18.14%	9.38%		4.07%	21.90%

Ratios/supplemental data:
Net assets, end of period (thousands)	$36,037		$38,911	$34,204	$33,030		$30,886	$27,359
Ratio of expenses to
average net assets	1.15	%(4)	1.10%	1.11%	1.07%		1.04%	1.08%
Ratio of net investment income/(loss)
to average net assets	(0.34	%)(4)	(0.30%)	(0.09%)	0.13%		0.03%	(0.21%)
Portfolio turnover rate	62.54	%(3)	62.10%	82.53%	45.80%		40.05%	78.37%

(1)  Based on average shares outstanding.
(2)  Amount is less than $0.01.
(3)  Not annualized.
(4)  Annualized.

The accompanying notes are an integral part of these financial statements.

Chase Mid-Cap Growth Fund

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

Class N Shares
	Six Months
	Ended		Year Ended September 30,
	March 31, 2019
	(Unaudited)		2018		2017		2016		2015		2014
Net asset value, beginning of period	$42.34		$40.64		$41.54		$41.19		$45.62		$46.52
Income from investment operations:
Net investment loss(1)	(0.15)		(0.23)		(0.06)		(0.16)		(0.26)		(0.36)
Net realized and unrealized
gain/(loss) on investments	(0.26)		7.22		5.59		4.11		1.01		4.27
Total from investment operations	(0.41)		6.99		5.53		3.95		0.75		3.91
Less distributions:
From net realized
gain on investments	(3.44)		(5.29)		(6.43)		(3.60)		(5.18)		(4.82)
Total distributions	(3.44)		(5.29)		(6.43)		(3.60)		(5.18)		(4.82)
Paid-in capital from
redemption fees	0.00	(1)(2)	0.00	(1)(2)	0.00	(1)(2)	0.00	(1)(2)	0.00	(1)(2)	0.01 (1)
Net asset value, end of period	$38.49		$42.34		$40.64		$41.54		$41.19		$45.62

Total return	0.17	%(4)	18.56%		15.03%		9.80%		1.89%		8.53%

Ratios/supplemental data:
Net assets, end of period (thousands)	$11,696		$13,373		$12,766		$14,677		$19,035		$28,971
Ratio of expenses to average net assets:
Before fee waiver	2.09	%(5)	1.93%		1.91%		1.88%		1.76%		1.69%
After fee waiver	1.33	%(5)	1.32%		1.33%		1.38	%(3)	1.43%		1.43%
Ratio of net investment loss
to average net assets:
Before fee waiver	(1.59	%)(5)	(1.18%)		(0.74%)		(0.91%)		(0.91%)		(1.03%)
After fee waiver	(0.83	%)(5)	(0.57%)		(0.16%)		(0.41%)		(0.58%)		(0.77%)
Portfolio turnover rate	63.90	%(4)	87.21%		148.07%		89.68%		50.61%		110.93%

(1)  Based on average shares outstanding.
(2)  Amount is less than $0.01 per share.
(3)  Effective April 1, 2016, the Adviser contractually agreed to lower the net annual operating expense cap to 1.33%.
(4)  Not annualized.
(5)  Annualized.

The accompanying notes are an integral part of these financial statements.

Chase Mid-Cap Growth Fund

FINANCIAL HIGHLIGHTS, Continued

For a share outstanding throughout each period

Institutional Class Shares
	Six Months
	Ended		Year Ended September 30,
	March 31, 2019
	(Unaudited)		2018	2017	2016	2015	2014
Net asset value, beginning of period	$43.21		$41.32	$42.08	$41.61	$45.92	$46.70
Income from investment operations:
Net investment loss(1)	(0.13)		(0.18)	(0.02)	(0.09)	(0.14)	(0.24)
Net realized and unrealized
gain/(loss) on investments	(0.25)		7.36	5.69	4.16	1.01	4.28
Total from investment operations	(0.38)		7.18	5.67	4.07	0.87	4.04
Less distributions:
From net realized
gain on investments	(3.44)		(5.29)	(6.43)	(3.60)	(5.18)	(4.82)
Total distributions	(3.44)		(5.29)	(6.43)	(3.60)	(5.18)	(4.82)
Net asset value, end of period	$39.39		$43.21	$41.32	$42.08	$41.61	$45.92

Total return	0.24	%(2)	18.73%	15.19%	10.01%	2.17%	8.78%

Ratios/supplemental data:
Net assets, end of period (thousands)	$9,953		$10,137	$11,493	$8,861	$8,304	$6,121
Ratio of expenses to average net assets:
Before fee waiver	1.94	%(3)	1.79%	1.76%	1.69%	1.52%	1.44%
After fee waiver	1.18	%(3)	1.18%	1.18%	1.18%	1.18%	1.18%
Ratio of net investment loss
to average net assets:
Before fee waiver	(1.44	%)(3)	(1.05%)	(0.63%)	(0.72%)	(0.65%)	(0.78%)
After fee waiver	(0.68	%)(3)	(0.44%)	(0.05%)	(0.21%)	(0.31%)	(0.52%)
Portfolio turnover rate	63.90	%(2)	87.21%	148.07%	89.68%	50.61%	110.93%

(1)  Based on average shares outstanding.
(2)  Not annualized.
(3)  Annualized.

The accompanying notes are an integral part of these financial statements.

Chase Funds

NOTES TO FINANCIAL STATEMENTS at March 31, 2019 (Unaudited)

NOTE 1 – ORGANIZATION

The Chase Growth Fund and the Chase Mid-Cap Growth Fund (each a “Fund” and collectively, the “Funds”) are each a series of shares of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end management investment company.  The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

The Chase Growth Fund (the “Growth Fund”) is a diversified fund.  The investment objective of the Growth Fund is growth of capital.  The Growth Fund commenced operations on December 2, 1997.  Prior to January 29, 2007, the shares of the Growth Fund had no specific designation.  As of that date, all of the then outstanding shares were redesignated as Class N shares.  As part of its multiple class plan, the Growth Fund also offers Substantial Investor Class shares, which commenced operations on January 29, 2007.  The Substantial Investor Class shares were renamed Institutional Class shares effective January 28, 2012.  Because the fees and expenses vary between the Class N shares and the Institutional Class shares, performance will vary with respect to each class.  Under normal conditions, the Institutional Class shares are expected to have lower expenses than the Class N shares which will result in higher total returns.

The Chase Mid-Cap Growth Fund (the “Mid-Cap Fund”) is also a diversified fund.  The investment objective of the Mid-Cap Fund is to seek to achieve capital appreciation.  Prior to January 28, 2009, the Mid-Cap Fund’s shares were designated as Class A shares.  As of that date, all of the then outstanding shares were redesignated as Class N shares.  The Class N shares commenced operations on September 1, 2002.  The Institutional Class shares commenced operations on February 2, 2012.

All classes of the Growth Fund and the Mid-Cap Fund are offered through approved financial supermarkets, investment advisors and consultants, financial planners, broker-dealers and other investment professionals and their agents. Institutional Class shares of the Growth Fund and the Mid-Cap Fund are offered to a limited category of investors, most notably to shareholders whose cumulative investment in each Fund exceeds $1 million.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.

Chase Funds

NOTES TO FINANCIAL STATEMENTS at March 31, 2019 (Unaudited), Continued

B.
Federal Income Taxes: It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2016 – 2018, or expected to be taken in the Funds’ 2019 tax returns.  The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Securities Transactions, Income and Distributions: Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.  Interest income is recorded on an accrual basis.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of each Fund based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

Each Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory, custody and transfer agent fees.  Expenses that are not attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.  Common expenses of the Trust are typically allocated among the funds in the Trust based on the fund’s respective net assets, or by other equitable means.

The Funds distribute substantially all net investment income, if any, and net realized capital gains, if any, annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.

The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which differs from accounting principles generally accepted in the United

Chase Funds

NOTES TO FINANCIAL STATEMENTS at March 31, 2019 (Unaudited), Continued

States of America. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

D.
Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

E.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

F.
Redemption Fees: The Funds charge a 2% redemption fee to shareholders who redeem shares held for 60 days or less.  Such fees are retained by the Fund and accounted for as an addition to paid-in capital.  Redemption fees retained are disclosed in the statement of changes.

G.
REITs: The Funds can make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations.  It is quite common for these dividends to exceed the REITs’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital.  Each Fund intends to include the gross dividends from such REITs in its annual distributions to its shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital.

H.
Events Subsequent to the Fiscal Period End: In preparing the financial statements as of March 31, 2019, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.  Management has determined there were no subsequent events that would need to be disclosed in the Funds’ financial statements.

NOTE 3 – SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Chase Funds

NOTES TO FINANCIAL STATEMENTS at March 31, 2019 (Unaudited), Continued

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – The Funds’ investments are carried at fair value. Equity securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Options – Exchange-traded options are valued at the composite price, using the National Best Bid and Offer quotes. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded.  If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and the lowest ask price across the exchanges where the option is traded.  Exchange-traded options that are actively traded are categorized in level 1 of the fair value hierarchy.

Short-Term Securities – Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider

Chase Funds

NOTES TO FINANCIAL STATEMENTS at March 31, 2019 (Unaudited), Continued

many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of March 31, 2019:

Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$2,079,565	$—	$—	$2,079,565
Consumer Discretionary	12,053,719	—	—	12,053,719
Consumer Staples	2,196,752	—	—	2,196,752
Financials	979,279	—	—	979,279
Health Care	14,398,927	—	—	14,398,927
Industrials	7,014,018	—	—	7,014,018
Materials	1,082,669	—	—	1,082,669
Technology	27,220,070	—	—	27,220,070
Utilities	1,730,979	—	—	1,730,979
Total Common Stocks	68,755,978	—	—	68,755,978
Short-Term Investments	2,181,405	—	—	2,181,405
Total Investments in Securities	$70,937,383	$—	$—	$70,937,383

Mid-Cap Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$4,194,210	$—	$—	$4,194,210
Consumer Staples	676,639	—	—	676,639
Financials	2,725,001	—	—	2,725,001
Health Care	2,909,410	—	—	2,909,410
Industrials	1,914,450	—	—	1,914,450
Materials	548,292	—	—	548,292
Technology	7,256,025	—	—	7,256,025
Utilities	684,328	—	—	684,328
Total Common Stocks	20,908,355	—	—	20,908,355
Short-Term Investments	754,810	—	—	754,810
Total Investments in Securities	$21,663,165	$—	$—	$21,663,165

Chase Funds

NOTES TO FINANCIAL STATEMENTS at March 31, 2019 (Unaudited), Continued

Refer to the Funds’ schedules of investments for a detailed break-out of common stocks by industry classification.  Transfers between levels are recognized at March 31, 2019, the end of the reporting period.  During the six months ended March 31, 2019, the Funds recognized no transfers between levels.

In August 2018, the Financial Accounting Standards Board issued Accounting Standard Update (“ASU”) 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management is currently evaluating the impact these changes will have on the Funds’ financial statements and disclosures.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the six months ended March 31, 2019, Chase Investment Counsel Corporation (the “Adviser”) provided the Funds with investment management services under each Fund’s investment advisory agreement. The Adviser furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Funds. As compensation for its services, the Adviser is entitled to a monthly fee at the annual rate of 0.75% based upon the average daily net assets of each Fund. For the six months ended March 31, 2019, the advisory fees incurred by the Funds are disclosed in the statement of operations.

Each Fund is responsible for its own operating expenses.  The Adviser has contractually agreed to reduce fees payable to it by the Growth Fund and to pay the Fund’s operating expenses to the extent necessary to limit the Growth Fund’s aggregate annual operating expenses to 1.30% and 1.15% of average daily net assets, excluding acquired fund fees and expenses, interest, taxes and extraordinary expenses, of the Class N shares and the Institutional shares, respectively.  The Adviser has also agreed to reduce fees payable to it by the Mid-Cap Fund and to pay the Fund’s operating expenses to the extent necessary to limit the Mid-Cap Fund’s aggregate annual operating expenses to 1.33% and 1.18% of average daily net assets, excluding acquired fund fees and expenses, interest taxes and extraordinary expenses, of the Class N shares and the Institutional shares, respectively.  Any such reductions made by the Adviser in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Adviser, if so requested by the Adviser, in any subsequent month in the 36 months from the date of the management fee reduction and expense payment if the

Chase Funds

NOTES TO FINANCIAL STATEMENTS at March 31, 2019 (Unaudited), Continued

aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of:  (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to a Fund’s payment of current ordinary operating expenses. For the six months ended March 31, 2019, the Adviser reduced its fees and absorbed Fund expenses in the amount of $357 and $79,600 in the Growth Fund and the Mid-Cap Fund, respectively.  Cumulative expenses subject to recapture amounted to $357 and $486,323 at March 31, 2019 in the Growth Fund and the Mid-Cap Fund, respectively.  Cumulative expenses subject to recapture expire as follows:

Growth Fund		Mid-Cap Fund
Expiration	Amount	Expiration	Amount
		9/30/19	$127,120
		9/30/20	137,420
		Oct. 2020 – Sept. 2021	142,183
Mar. 2022	$357	Oct. 2021 – Mar. 2022	79,600
	$357		$486,323

U.S. Bancorp Fund Services, LLC (“Fund Services” or the “Administrator”), doing business as U.S. Bank Global Fund Services, serves as the Funds’ administrator, fund accountant and transfer agent. In those capacities Fund Services maintains the Funds’ books and records, calculates the Funds’ NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board of Trustees.  The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services.  Fees paid by the Funds to Fund Services for these services for the six months ended March 31, 2019 are disclosed in the statement of operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  U.S. Bank N.A. serves as custodian (the “Custodian”) to the Funds.  Both the Distributor and Custodian are affiliates of the Administrator.  Fees paid by the Funds to U.S. Bank N.A. for custody services for the six months ended March 31, 2019 are disclosed in the statement of operations.

NOTE 5 – SHAREHOLDER SERVICING FEE

The Growth Fund and the Mid-Cap Fund have entered into a shareholder servicing agreement (the “Agreement”) with the Adviser, under which Growth Fund Class N shares and the Mid-Cap Fund Class N shares may pay servicing fees at an annual rate of up to 0.15% of the average daily net assets of each Fund’s respective class.  Payments to the Adviser under the Agreement may reimburse

Chase Funds

NOTES TO FINANCIAL STATEMENTS at March 31, 2019 (Unaudited), Continued

the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Funds.  The services provided by such intermediaries are primarily designed to assist shareholders of the Funds and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Funds in servicing such shareholders.  Services provided by such intermediaries also include the provision of support services to the Funds and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Funds, and providing such other personal services to shareholders as the Funds may reasonably request.  For the six months ended March 31, 2019, the shareholder servicing fees incurred under the Agreement by each of the Fund’s Class N shares are disclosed in the statement of operations.

NOTE 6 – SECURITIES TRANSACTIONS

For the six months ended March 31, 2019, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

	Purchases	Sales
Growth Fund	$42,982,583	$46,442,249
Mid-Cap Fund	13,139,978	14,538,275

NOTE 7 – LINES OF CREDIT

The Growth Fund and the Mid-Cap Fund have lines of credit in the amount of $8,000,000 and $2,300,000, respectively.  These lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the Funds’ custodian, U.S. Bank N.A.  During the six months ended March 31, 2019, the Funds did not draw on their lines of credit.  At March 31, 2019, the Funds had no outstanding loan amounts.

NOTE 8 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Growth Fund and the Mid-Cap Fund during the six months ended March 31, 2019 and the year ended September 30, 2018 was as follows:

Growth Fund

	Six Months Ended	Year Ended
	March 31, 2019	September 30, 2018
Ordinary income	$78,005	$—
Long-term capital gains	7,351,739	8,206,607

Chase Funds

NOTES TO FINANCIAL STATEMENTS at March 31, 2019 (Unaudited), Continued

Mid-Cap Fund

	Six Months Ended	Year Ended
	March 31, 2019	September 30, 2018
Ordinary income	$91,639	$223,157
Long-term capital gains	1,770,048	2,486,732

As of September 30, 2018, the most recent fiscal year end, the components of capital on a tax basis were as follows:

	Growth Fund	Mid-Cap Fund
Cost of investments (a)	$53,138,518	$18,672,096
Gross unrealized appreciation	26,506,280	5,086,438
Gross unrealized depreciation	(167,738)	(271,756)
Net unrealized appreciation (a)	26,338,542	4,814,682
Undistributed ordinary income	—	—
Undistributed long-term capital gains	7,040,621	1,770,046
Total distributable earnings	7,040,621	1,770,046
Other accumulated gains/(losses)	(209,025)	(33,726)
Total accumulated earnings/(losses)	$33,170,138	$6,551,002

(a)
The book-basis and tax-basis net unrealized appreciation in the Growth Fund is the same.  The difference between book-basis and tax-basis net unrealized appreciation in the Mid-Cap Fund is attributable primarily to the tax deferral of losses on wash sales.

At September 30, 2018, the Growth Fund and the Mid-Cap Fund deferred, on a tax basis, ordinary late year losses of $209,025 and $33,726, respectively.

NOTE 9 – PRINCIPAL RISKS

Below is a summary of some, but not all, of the principal risks of investing in the Funds, each of which may adversely affect a Fund’s net asset value and total return. The Funds’ most recent prospectus provides further descriptions of each Fund’s investment objective, principal investment strategies and principal risks.

•
Depositary Receipt Risk (Both Funds) – Depositary receipts involve risks similar to those associated with investments in foreign securities and certain additional risks. Investments in foreign securities may involve financial, economic or political risks not ordinarily associated with the securities of U.S. issuers.  Depositary receipts listed on U.S. exchanges are issued by banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. When a Fund invests

Chase Funds

NOTES TO FINANCIAL STATEMENTS at March 31, 2019 (Unaudited), Continued

in depositary receipts as a substitute for an investment directly in the underlying foreign shares, the Fund is exposed to the risk that the depositary receipts may not provide a return that corresponds precisely with that of the underlying foreign shares.

•
Large-Cap Companies Risk (Growth Fund) – Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. In addition, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

•
Medium-Sized Company Risk (Mid-Cap Fund) – A mid-cap company may be more vulnerable to adverse business or economic events than stocks of larger companies.  These stocks present greater risks than securities of larger, more diversified companies.

Chase Funds

HOUSEHOLDING

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-888-861-7556 to request individual copies of these documents.  Once the Funds receive notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

Chase Funds

NOTICE TO SHAREHOLDERS at March 31, 2019 (Unaudited)

How to Obtain a Copy of the Funds’ Proxy Voting Policies

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-888-861-7556 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the 12-Month Period Ended June 30

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-888-861-7556.  Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov.  The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Funds’ Form N-Q is also available, upon request, by calling 1-888-861-7556.

Chase Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (Unaudited)

At a meeting held on December 5-6, 2018, the Board (which is comprised of five persons, all of whom are Independent Trustees as defined under the Investment Company Act of 1940, as amended), considered and approved, for another annual term, the continuance of the investment advisory agreements (the “Advisory Agreements”) between Advisors Series Trust (the “Trust”) and Chase Investment Counsel Corporation (the “Adviser”) on behalf of the Chase Growth Fund (the “Growth Fund”) and Chase Mid-Cap Growth Fund (the “Mid-Cap Fund”) (together, the “Funds”).  At this meeting, and at a prior meeting held on October 17-18, 2018, the Board received and reviewed substantial information regarding the Funds, the Adviser and the services provided by the Adviser to the Funds under the Advisory Agreements.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreements:

1.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISER UNDER THE ADVISORY AGREEMENTS.  The Board considered the nature, extent and quality of the Adviser’s overall services provided to the Funds, as well as its specific responsibilities in all aspects of day-to-day investment management of the Funds.  The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Funds.  The Board also considered the resources and compliance structure of the Adviser, including information regarding its compliance program, its chief compliance officer and the Adviser’s compliance record, as well as the Adviser’s cybersecurity program and business continuity plan.  The Board also considered the prior relationship between the Adviser and the Trust, as well as the Board’s knowledge of the Adviser’s operations, and noted that during the course of the prior year they had met with the Adviser to discuss the Funds’ performance and investment outlook as well as various marketing and compliance topics, including the Adviser’s risk management process.  The Board concluded that the Adviser had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreements and that the nature, overall quality and extent of such management services are satisfactory.

2.
THE FUNDS’ HISTORICAL PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISER.  In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the short-term and long-term performance of each Fund as of July 31, 2018 on both an absolute basis and in comparison to its peer funds utilizing Morningstar classifications and appropriate securities benchmarks.  While the Board considered both short-term and long-term performance, it

Chase Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (Unaudited), Continued

placed greater emphasis on longer term performance.  The Board also took into account that each Fund’s track record is measured as of a specific date, and that track records can vary as of different measurement dates. Therefore, in reviewing each Fund’s performance, the Trustees also considered the broader perspective of the Fund’s performance over varying time periods, the market conditions experienced during the periods under review, as well as the outlook for the Fund going forward in light of expected market conditions. When reviewing performance against the comparative peer group universe, the Board took into account that the investment objectives and strategies of each Fund, as well as its level of risk tolerance, may differ significantly from funds in the peer universe.  The Trustees also discussed with the Adviser and considered that certain periods of underperformance may be transitory while other periods of underperformance may be reflective of broader issues that may warrant consideration of corrective action. The Board therefore took into account the Adviser’s views as to the reasons for each Fund’s relative performance against peers and benchmarks over various time periods and its future outlook for each Fund. In considering each Fund’s performance, the Trustees placed greater emphasis on performance against peers as opposed to the unmanaged benchmark indices.

Growth Fund: The Board noted that the Fund’s performance, with regard to its Morningstar comparative universe, was below its peer group median for the one-year, three-year, and ten-year periods and in line with its peer group median for the five-year period.

The Board reviewed the performance of the Fund against broad-based securities market benchmarks.

The Board also considered any differences in the Fund’s performance as compared to the Adviser’s similarly managed accounts and the reasons given by the Adviser for those differences.  The Board noted that the Adviser attributed the slight underperformance of the Fund compared to the similarly managed accounts to be the result of a higher net expense ratio for the Fund compared to the separate accounts and the fact that the Adviser’s remaining client accounts in its tax-exempt institutional composite are, on average, paying a lower management fee than the Fund due to their size.

Mid-Cap Fund: The Board noted that the Fund’s performance, with regard to its Morningstar comparative universe, was below its peer group median for the three- and five-year periods and above its peer group median for the one- and ten-year periods.

The Board reviewed the performance of the Fund against broad-based securities market benchmarks.

Chase Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (Unaudited), Continued

The Board also considered any differences in the Fund’s performance as compared to the Adviser’s similarly managed accounts and the reasons given by the Adviser for those differences.  The Board noted that the Adviser attributed the slight underperformance of the Fund compared to the similarly managed accounts to a higher net expense ratio for the Fund compared to the separate accounts.

3.
THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISER AND THE STRUCTURE OF THE ADVISER’S FEE UNDER THE ADVISORY AGREEMENTS.  In considering the advisory fee and total fees and expenses of each Fund, the Board reviewed comparisons to the peer funds and the Adviser’s similarly managed separate accounts for other types of clients, as well as all expense waivers and reimbursements for the Mid-Cap Fund.  When reviewing fees charged to other similarly managed accounts, the Board took into account the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts.

Growth Fund: The Board noted that the Adviser has implemented expense caps for the Class N shares and the Institutional Class shares at 1.30% and 1.15%, respectively, (the “Expense Caps”).  The Board noted that the Fund’s total expense ratios for Institutional Class shares and Class N shares were above the median and the average of its peer group.  Additionally, the Board considered that when the Fund’s peer group was adjusted to include only funds with similar asset sizes, the total expense ratio for the Institutional Class shares was below the median and slightly below the average of this segment of the peer group and the total expense ratio for the Class N shares was above the median and average of this segment of the peer group.  The Board noted that the contractual advisory fee was above the median and average of its peer group and was also above the median and average when adjusted to include only funds with similar asset sizes.  The Board also took into consideration the services the Adviser provides to its similarly managed account clients, comparing the fees charged for those management services to the management fees charged to the Fund.  The Board noted that the advisory fees charged to the Adviser’s similarly managed separate accounts were generally in line with or less than the advisory fee charged to the Fund, and the Board also considered differences in services provided to those accounts as well as other factors that were relevant in explaining differences in fees.

Mid-Cap Fund: The Board noted that the Adviser had contractually agreed to maintain an annual expense ratio for the Fund of 1.33% for Class N shares and 1.18% for Institutional Class shares (the “Expense Caps”).  The Board noted that the Fund’s total expense ratio for Institutional Class shares was above the median and below the average of its peer group and that the total expense ratio for Class N shares was above the median and average of its peer

Chase Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (Unaudited), Continued

group.  The Board considered that when the Fund’s peer group was adjusted to include only funds with similar asset sizes, the total expense ratio for the Institutional Class shares was below the median and average of this segment of its peer group and the total expense ratio for the Class N shares was above the median and average of this segment of its peer group.  The Board noted that the Fund’s contractual advisory fee was equal to its peer group median and was slightly below the peer group average.  The Board also noted the Fund’s contractual advisory fee when adjusted to include only funds with similar asset sizes was equal to the peer group median and below the peer group average.  The Board also considered that after advisory fee waivers and the payment of Fund expenses necessary to maintain the Expense Caps, the net advisory fees received by the Adviser from the Fund as of the year ended July 31, 2018, were significantly below the peer group median and average, as well as the average of the Fund’s peer group when adjusted to include only funds with similar asset sizes.  The Board noted that the starting point for advisory fees charged to the Adviser’s similarly managed separate accounts were higher than the advisory fee charged to the Fund, and the Board also considered differences in services provided to those accounts as well as other factors that were relevant in explaining differences in fees.

The Board determined that it would continue to monitor the appropriateness of the advisory fees for the Funds and concluded that, at this time, the fees to be paid to the Adviser were fair and reasonable.

4.
ECONOMIES OF SCALE.  The Board also considered that prior economies of scale had been realized from the increase in assets in the Growth Fund and had been shared with the Fund in the way of reduced fund expenses.  The Board considered that both Funds had decreased in size but that any future economies of scale realized by future growth in assets by either Fund would be expected to again be shared with the Funds.  The Board noted that the Adviser has contractually agreed to reduce its advisory fees or reimburse the Funds’ expenses so that the Funds do not exceed their specified Expense Caps.  The Board concluded that there were no effective economies of scale to be shared with the Funds at current asset levels but indicated they would continue to monitor economies of scale in the future as circumstances changed and assuming asset levels increased.

5.
THE PROFITS TO BE REALIZED BY THE ADVISER AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUNDS.  The Board reviewed the Adviser’s financial information and took into account both the direct benefits and the indirect benefits to the Adviser from advising the Funds.  The Board considered the profitability to the Adviser from its relationship with the Funds and considered any additional benefits derived by the Adviser from its relationship with the Funds, including “soft dollar” benefits

Chase Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (Unaudited), Continued

that may be received by the Adviser in exchange for Fund brokerage.  The Board also considered that the Funds do not charge a Rule 12b-1 fee.  The Board also reviewed information regarding fee offsets for separate accounts invested in the Funds and determined that the Adviser was not receiving an advisory fee both at the separate account and at the Fund level for these accounts, and as a result was not receiving additional fall-out benefits from these relationships.  After such review, the Board determined that the profitability to the Adviser with respect to the Advisory Agreements was not excessive.  The Board also considered the financial condition of the Adviser and the resources available to it and determined the Adviser had maintained adequate profit levels to support the services it provides to the Funds.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreements, but rather the Board based its determination on the total combination of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Adviser, including the advisory fees, were fair and reasonable.  The Board therefore determined that the continuance of the Advisory Agreements for the Growth Fund and the Mid-Cap Fund would be in the best interests of each Fund and its shareholders.

Chase Funds

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

• Information we receive about you on applications or other forms;

• Information you give us orally; and/or

• Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Adviser
Chase Investment Counsel Corporation
350 Old Ivy Way, Suite 100
Charlottesville, VA  22903

Distributor
Quasar Distributors, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, WI  53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, WI  53212

Independent Registered
Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, PA  19102

Legal Counsel
Schiff Hardin LLP
666 Fifth Avenue, Suite 1700
New York, NY  10103

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer/Principal Executive Officer and Vice President/Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*    /s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive
Officer/Principal Executive Officer

Date  6/10/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive
Officer/Principal Executive Officer

Date  6/10/19

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Vice President/Treasurer/Principal
Financial Officer

Date  6/7/19

* Print the name and title of each signing officer under his or her signature